                  SCHWABFUNDS(R)



                  SCHWAB RETIREMENT
                  MONEY FUND(R)

SEMI-ANNUAL REPORT
JUNE 30, 1997

                                   SCHWABFUNDS(R)




Dear Shareholder,

I'm pleased to report to you on the performance of the Schwab Retirement Money Fund(R) for the six-month reporting period which ended June 30, 1997. During the period, the Fund provided you with current income consistent with preservation of capital. By the end of the six-month period, the Schwab Retirement Money Fund's net assets were $134 million.

PERFORMANCE REVIEW
The table below presents seven-day average yields for the Fund at the end of the reporting period. Bear in mind that, as with all money market funds, past performance is no guarantee of future results. Also note that, although the Fund seeks to maintain a stable $1.00 share price, money market funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value per share.

_____________________________________________________________________________

                               7-DAY AVERAGE YIELDS(1)
                                      (6/30/97)


                                                Current         Effective
_____________________________________________________________________________

Schwab Retirement Money  Fund                    5.01%             5.14%
_____________________________________________________________________________


Enclosed you will find a complete listing of the Fund's holdings as of June 30, 1997.

We appreciate your confidence in SchwabFunds(R), and look forward to continuing to help you achieve your financial goals in the future.




                                Sincerely,

                                /s/ Charles R. Schwab
                                _________________________________
                                Charles R. Schwab
                                Chairman
                                The Charles Schwab Family of Funds




1 A portion of the Fund's fees are waived or reimbursed during the reporting period. Without the waivers or reimbursements, the 7-day current yield would have been 4.90% and the 7-day effective yield would have been 5.02% at June 30, 1997.

SCHWAB RETIREMENT MONEY FUND(R)
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY



                      ASSET GROWTH


            Total                      Total                   Percentage
          Net Assets                Net Assets                Growth Over
        as of 6/30/97             as of 12/31/96               Reporting
           (000s)                     (000s)                     Period
--------------------------------------------------------------------------------
          $134,497                  $136,319                      (1%)
--------------------------------------------------------------------------------



         AVERAGE YIELDS FOR THE PERIODS ENDED*
                     JUNE 30, 1997

             Last                     Last                        Last
          Seven Days              Three Months               Twelve Months
--------------------------------------------------------------------------------
            5.01%                     4.93%                      4.85%
--------------------------------------------------------------------------------



                                MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

Maturity Range                  9/30/96              12/31/96                3/31/97              6/30/97
-------------------------------------------------------------------------------------------------------------------
      0 - 15 Days                18.8%                 23.2%                  27.8%                 41.2%
     16 - 30 Days                12.3                  13.8                   14.8                   7.2
     31 - 60 Days                23.8                  20.4                   16.3                  12.2
     61 - 90 Days                30.5                  28.2                   22.2                  15.8
    91 - 120 Days                 7.3                   6.1                   13.0                  11.5
    Over 120 Days                 7.3                   8.3                    5.9                  12.1
 Weighted Average               60 Days              54 Days                 50 Days              51 Days
-------------------------------------------------------------------------------------------------------------------

                    PORTFOLIO QUALITY

                                                          Percent of
             SEC Tier                                     Net Assets
              Rating                                       6/30/97
         ---------------------------------------------------------------
              Tier 1                                        100.0%
              Tier 2                                          0.0
         ---------------------------------------------------------------


-----------------------
* Note: A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced yields would have been lower.

SCHWAB RETIREMENT MONEY FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997  (Unaudited)

                                                                                            Par                 Value
                                                                                            ---                 -----
COMMERCIAL PAPER AND OTHER CORPORATE OBLIGATIONS - 62.68%
ASSET BACKED SECURITIES - 3.61%
Preferred Receivables Funding Corp.
          5.73%, 07/14/97                                                                $   5,000            $    4,990
                                                                                                                   -----
AUTOMOTIVE - 2.15%
General Motors Acceptance Corp.
          5.58%, 07/10/97                                                                    1,000                   999
          6.00%, 10/09/97                                                                    2,000                 1,967
                                                                                                                   -----
                                                                                                                   2,966
                                                                                                                   -----
BANKING-AUSTRALIA - 5.34%
SBNSW Delaware, Inc.
          5.74%, 07/07/97                                                                    4,400                 4,396
Westpac Capital Corp.
          5.52%, 07/02/97                                                                    3,000                 3,000
                                                                                                                   -----
                                                                                                                   7,396
                                                                                                                   -----
BANKING-BELGIUM - 4.29%
Generale Bank, Inc.
          5.66%, 09/16/97                                                                    6,000                 5,928
                                                                                                                   -----
BANKING-DENMARK - 4.29%
Unifunding Inc.
          5.68%, 09/05/97                                                                    3,000                 2,969
          5.66%, 09/17/97                                                                    3,000                 2,964
                                                                                                                   -----
                                                                                                                   5,933
                                                                                                                   -----
BANKING-DOMESTIC - 2.17%
Bankers Trust New York Corp.
          5.54%, 07/07/97                                                                    3,000                 2,997
                                                                                                                   -----
BANKING-FRANCE - 3.54%
Banco Nacional de Comercio Exterior (Societe Generale LOC)
          5.75%, 11/25/97                                                                    5,000                 4,885
                                                                                                                   -----
BANKING-GERMANY - 3.59%
Comision Federal de Electricidad,  (Westdeutsche Landesbank LOC)
          5.71%, 08/29/97                                                                    5,000                 4,954
                                                                                                                   -----
BANKING-SWEDEN - 5.06%
Nordbanken of North America, Inc.
          5.72%, 07/01/97                                                                    3,000                 3,000
Svenska Handelsbanken, Inc.
          5.73%, 07/15/97                                                                    4,000                 3,991
                                                                                                                   -----
                                                                                                                   6,991
                                                                                                                   -----
FINANCE-COMMERCIAL - 8.61%
General Electric Capital Corp.
          6.20%, 07/01/97                                                                    6,000                 6,001
Heller Financial Inc.
          5.92%, 10/07/97                                                                    6,000                 5,905
                                                                                                                   -----

                                                                                                                  11,906
                                                                                                                  ------
FINANCE-CONSUMER - 1.45%
Associates Corp. of North America
          5.68%, 07/02/97                                                                    2,000                 2,000
                                                                                                                   -----
MISCELLANEOUS SERVICES - 4.32%
PHH Corp.
          5.68%, 08/07/97                                                                    6,000                 5,965
                                                                                                                   -----

SCHWAB RETIREMENT MONEY FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997  (Unaudited)

                                                                                           Par                   Value
                                                                                           ---                   -----
SECURITIES BROKERAGE-DEALER - 14.26%
BT Securities Corp.
          5.61%, 09/05/97                                                                $   2,000           $     1,980
Goldman Sachs Group, LP
          5.90%, 11/14/97                                                                    3,000                 2,935
Lehman Brothers Holdings, Inc.
          6.00%, 11/07/97                                                                    3,000                 2,937
          5.87%, 12/12/97                                                                    3,000                 2,922
Morgan Stanley Group, Inc.
          5.69%, 07/24/97                                                                    2,000                 1,993
PaineWebber Group, Inc.
          5.80%, 08/13/97                                                                    5,000                 4,967
Salomon, Inc.
          5.94%, 08/25/97                                                                    1,000                   991
          5.86%, 09/23/97                                                                    1,000                   987
                                                                                                                     ---
                                                                                                                  19,712
                                                                                                                  ------
TOTAL COMMERCIAL PAPER AND OTHER CORPORATE OBLIGATIONS (Cost $86,626)                                             86,623
                                                                                                                  ------

CERTIFICATES OF DEPOSIT - 23.88%
BANKING-DOMESTIC - 10.14%
Bankers Trust Company
          5.53%, 07/09/97                                                                    5,000                 5,000
          5.72%, 07/10/97                                                                    1,000                 1,000
Chase Manhattan Bank USA
          5.53%, 07/21/97                                                                    5,000                 5,000
Mellon Bank N.A.
          5.76%, 12/12/97                                                                    3,000                 3,000
                                                                                                                   -----
                                                                                                                  14,000
                                                                                                                  ------
BANKING-FRANCE - 4.34%
Banque Nationale de Paris
          5.67%, 10/02/97                                                                    6,000                 6,000
                                                                                                                   -----
BANKING-GERMANY - 2.17%
Bayerische Vereinsbank AG
          6.00%, 10/28/97                                                                    2,000                 1,997
Landesbank Hessen-Thuringen Girozentrale
          6.20%, 09/05/97                                                                    1,000                 1,000
                                                                                                                   -----
                                                                                                                   2,997
                                                                                                                   -----
BANKING-JAPAN - 2.89%
Industrial Bank of Japan, Ltd.
          5.83%, 07/11/97                                                                    1,000                 1,000
Sumitomo Bank, Ltd.
          5.84%, 07/25/97                                                                    3,000                 3,000
                                                                                                                   -----
                                                                                                                   4,000
                                                                                                                   -----
BANKING-NETHERLANDS - 4.34%
ABN-AMRO Bank N.V.
          5.60%, 09/02/97                                                                    6,000                 6,000
                                                                                                                   -----

TOTAL CERTIFICATES OF DEPOSIT (Cost $32,997)                                                                      32,997
                                                                                                                  ------

SCHWAB RETIREMENT MONEY FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997  (Unaudited)

                                                                                           Par                   Value
                                                                                           ---                   -----
BANK NOTES - 4.34%
BANKING-DOMESTIC - 4.34%
FCC National Bank
          5.53%, 07/07/97                                                                $   2,000           $     2,000
First National Bank of Boston
          5.72%, 07/15/97                                                                    4,000                 4,000
                                                                                                                   -----

TOTAL BANK NOTES (Cost $6,000)                                                                                     6,000
                                                                                                                   -----

VARIABLE RATE OBLIGATIONS - 3.39%(a)
BANKING-DOMESTIC - 2.17%
Eagle County, Colorado Taxable Housing Facilities Revenue Bonds (BC Housing, LLC
Project) Series 1997B / (Norwest Bank Minnesota, NA LOC)
          5.69%, 07/07/97                                                                    1,500                 1,500
Village of Sturtevant, Wisconsin Taxable Variable Rate Demand Industrial
Development Revenue Bonds (Andis Company Project) Series 1996B / (M&I Marshall &
Ilsley Bank LOC)
          5.85%, 07/07/97                                                                    1,500                 1,500
                                                                                                                   -----
                                                                                                                   3,000
                                                                                                                   -----
BANKING-UNITED KINGDOM - 1.22%
City of Gary, Indiana Taxable Adjustable Rate Economic Development Revenue
Refunding Bonds (The Miller Partnership, L.P.Project) Series 1996B / (Royal Bank
of Scotland LOC)
          5.85%, 07/07/97                                                                    1,680                 1,680
                                                                                                                   -----

TOTAL VARIABLE RATE OBLIGATIONS (Cost $4,680)                                                                      4,680
                                                                                                                   -----

BANKER'S ACCEPTANCES - 1.45%
BANKING-DOMESTIC - 1.45%
First National Bank of Boston
          5.68%, 07/08/97                                                                    1,000                   999
          5.69%, 07/11/97                                                                    1,000                   998
                                                                                                                     ---

TOTAL BANKER'S ACCEPTANCES (Cost $1,997)                                                                           1,997
                                                                                                                   -----



REPURCHASE AGREEMENTS - 4.26%(b)                                                           MATURITY
                                                                                           --------
Salomon Brothers Inc. 6.15%, Issue Date 06/30/97
   Due 07/01/97, Tri-Party Repurchase Agreement,
    Collateralized By: U.S. Government Agency Obligations                                    5,884                 5,883
                                                                                                                   -----

TOTAL REPURCHASE AGREEMENTS (Cost $5,883)                                                                          5,883
                                                                                                                   -----


TOTAL INVESTMENTS (Cost $ 138,180) - 100%                                                                    $   138,180
                                                                                                                 =======

SCHWAB RETIREMENT MONEY FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997  (Unaudited)





NOTES TO SCHEDULE OF INVESTMENTS

Yields shown are effective yields at the time of purchase except for agency obligations which reflect the coupon rate of the security. Yields for each type of security are stated according to the market conventions for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates on June 30, 1997. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

(b) Due dates shown for repurchase agreements represent either the final maturity date or put date, which is considered the maturity date for financial reporting purposes.


Abbreviations
-------------
LOC      Letter of Credit


See accompanying Notes to Financial Statements.

SCHWAB RETIREMENT MONEY FUND(R)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
June 30, 1997 (Unaudited)





ASSETS
Investments, at value  (Cost: $138,180)                          $ 138,180
Interest receivable                                                    691
Receivable for Fund shares sold                                      3,608
Deferred organization costs                                             18
Prepaid expenses                                                        20
                                                                 ---------
     Total assets                                                  142,517
                                                                 ---------


LIABILITIES
Payable for:
  Dividends                                                            254
  Investments purchased                                              6,000
  Fund shares redeemed                                               1,714
  Investment advisory and administration fee                             8
  Transfer agency and shareholder service fees                           5
  Other                                                                 39
                                                                 ---------
     Total liabilities                                               8,020
                                                                 ---------

Net assets applicable to outstanding shares                      $ 134,497
                                                                 =========

NET ASSETS CONSIST OF:
  Paid-in-capital                                                $ 134,498
  Accumulated net realized loss on investments sold                     (1)
                                                                 ---------
                                                                 $ 134,497
                                                                 =========

PRICING OF SHARES
  Outstanding shares, $0.00001 par value
     (unlimited shares authorized)                                 134,498

  Net asset value, offering and redemption price per share       $    1.00
                                                                 =========


See accompanying Notes to Financial Statements.

SCHWAB RETIREMENT MONEY FUND(R)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)\
Six months ended June 30, 1997 (Unaudited)





Interest income                                        $ 3,894

Expenses:
   Investment advisory and administration fee              320
   Transfer agency and shareholder service fees            174
   Custodian fees                                           44
   Registration fees                                        20
   Professional fees                                        12
   Shareholder reports                                       4
   Trustees' fees                                            4
   Amortization of deferred organization costs               6
   Insurance and other expenses                              3
                                                       -------
                                                           587
Less:  expenses reduced (see Note 4)                       (80)
                                                       -------
      Total expenses incurred by Fund                      507
                                                       -------
Net investment income                                    3,387

Net realized gain on investments sold                        0
                                                       -------

Increase in net assets resulting from operations       $ 3,387
                                                       =======



See accompanying Notes to Financial Statements.

SCHWAB RETIREMENT MONEY FUND(R)
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)


                                                      Six months
                                                        ended
                                                       June 30,         Year ended
                                                         1997          December 31,
                                                      (Unaudited)          1996
                                                      -----------      ------------
Operations:
  Net investment income                                $   3,387        $   5,419
  Net realized loss on investments sold                        0               (1)
                                                       ---------        ---------
  Increase in net assets resulting
   from operations                                         3,387            5,418
                                                       ---------        ---------

Dividends to shareholders from
  net investment income                                   (3,387)          (5,419)
                                                       ---------        ---------

Capital share transactions (at $1.00 per share):
  Proceeds from shares sold                              104,117          166,968
  Net asset value of shares issued in
   reinvestment of dividends                               3,868            5,286
  Less payments for shares redeemed                     (109,807)        (134,926)
                                                       ---------        ---------
  Increase(decrease) in net assets from
   capital share transactions                             (1,822)          37,328
                                                       ---------        ---------

Total increase(decrease) in net assets                    (1,822)          37,327

Net Assets:
  Beginning of period                                    136,319           98,992
                                                       ---------        ---------
  End of period                                        $ 134,497        $ 136,319
                                                       =========        =========


See accompanying Notes to Financial Statements.

SCHWAB RETIREMENT MONEY FUND(R)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Six months ended June 30, 1997 (Unaudited)

1. DESCRIPTION OF THE FUND

The Schwab Retirement Money Fund (the "Fund") is a series of the Charles Schwab Family of Funds (the "Trust"), an open-end, investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers -- The Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab Value Advantage Money Fund(R) and Schwab Institutional Advantage Money Fund(R). The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation - Investments are stated at amortized cost which approximates market value.

Security transactions, interest income and realized gains (losses) - Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements - Repurchase agreements are fully collateralized by U.S. Treasury or U.S. government agency obligations. All collateral is held by the Funds' custodian, except in the case of a tri-party agreement, the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Dividends to shareholders - The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

Deferred organization costs - Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

SCHWAB RETIREMENT MONEY FUNDS(R)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Six months ended June 30, 1997 (Unaudited)

Expenses - Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

3.  TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement - The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.46% of the first $1 billion of average daily net assets, 0.45% of the next $2 billion, 0.40% of the next $7 billion, 0.37% of the next $10 billion, and 0.34% of such assets in excess of $20 billion. The Investment Manager has reduced a portion of its fee for the six months ended June 30, 1997 (see Note 4).

Transfer agency and shareholder service agreements - The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.25% of average daily net assets. Schwab has reduced a portion of its fee for the six months ended June 30, 1997 (see Note
4).

Officers and trustees - Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the six months ended June 30, 1997, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The fund incurred fees of $4,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ration of operating expenses to average net assets. For the six months ended June 30, 1997, the total of such fees reduced by the Investment Manager and Schwab was $36,000 and $44,000, respectively (see Note 6).

5.  INVESTMENT TRANSACTIONS

Purchases and sales, including maturities of investment securities for the six months ended June 30, 1997, aggregated (in thousands) $1,250,763 and $1,242,845, respectively.

Schwab RETIREMENT MONEY FUND(R)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

6.  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                            Six months ended       Year ended         Period ended
                                             June 30, 1997         December 31,       December 31,
                                              (unaudited)         1996      1995         1994++
                                            ----------------    ------------------    -------------
Net asset value at beginning of period                 $1.00       $1.00     $1.00            $1.00
                                            ----------------    --------   -------    -------------
Income from investment operations
 Net investment income                                  0.02        0.05      0.05             0.03
 Net realized and unrealized gain (loss)
  on investments                                          --          --        --               --
                                            ----------------    --------   -------    -------------
 Total from investment operations                       0.02        0.05      0.05             0.03
                                            ----------------    --------   -------    -------------
Less distributions
 Dividends from net investment income                  (0.02)      (0.05)    (0.05)           (0.03)
 Distributions from realized gain on
  investments                                             --          --        --               --
                                            ----------------    --------   -------    -------------
 Total distributions                                   (0.02)      (0.05)    (0.05)           (0.03)
                                            ----------------    --------   -------    -------------
Net asset value at end of period                       $1.00       $1.00     $1.00            $1.00
                                            ================    ========   =======    =============
Total return (not annualized)                          2.44%       4.93%     5.43%            3.29%
Ratio/Supplemental data
 Net assets, end of period (000s)                   $134,497    $136,319   $98,992          $31,415
 Ratio of expenses to average net assets+             0.73%*       0.73%     0.73%           0.73%*
 Ratio of net investment income to average
  net assets+                                         4.87%*       4.83%     5.28%           4.04%*

-----------
++ Period from March 2, 1994 (commencement of operations) to December 31, 1994.
 + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced by the Investment Manager and Schwab. Had these expenses not been reduced, the Fund's expense and net investment income ratios would have been:

   Ratio of expenses to average net assets            0.84%*      0.88%     0.92%            1.05%*
   Ratio of net investment income to average
    net assets                                        4.76%*      4.68%     5.09%            3.72%*

 * Annualized

                                 SCHWABFUNDS(R)

INVESTMENT ADVISOR: Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR: Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1997 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE. TF4826(8/97) CRS 20110